Nature of business (Tables)	9 Months Ended
Sep. 30, 2026
Nature of business [abstract]
Schedule of ownership percentage in subsidiaries	The Company has the following subsidiaries:
		Ownership percentage as at	Ownership percentage as at
		September 30, 2026	December 31, 2025
Entity Name	Country	%	%
FSD Biosciences Inc.	USA	100.00	100.00
Prismic Pharmaceuticals Inc. (“Prismic”)	USA	100.00	100.00
FV Pharma Inc.	Canada	100.00	100.00
Lucid Psycheceuticals Inc.	Canada	100.00	100.00
FSD Strategic Investments Inc.	Canada	100.00	100.00
FSD Pharma Australia Pty Ltd (“FSD Australia”)	Australia	100.00	100.00
Unbuzzd Wellness Inc.	Canada	19.48	19.84
Huge Biopharma Australia Pty Ltd (“Huge Biopharma”)	Australia	100.00	100.00